SCHEDULE OF PRINCIPAL MATURITIES OF NOTES PAYABLE (Details) - Titan Trucking LLC [Member]	Dec. 31, 2022 USD ($)
Restructuring Cost and Reserve [Line Items]
2023	$ 1,118,605
2024	806,510
2025	857,789
2026	723,597
2027	442,419
Thereafter	28,514
Total principal payments	3,977,434
Less: debt issuance costs	(93,745)
Total notes payable	$ 3,883,689